Segmented Information (Details 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Silver	$ 18,314	$ 9,195	$ 57,039	$ 25,143
Copper	9,096	6,461	21,000	20,796
Gold	6,072	6,367	22,706	19,484
Penalties, treatment costs and refining charges	(97)	(981)	(1,140)	(3,740)
Revenue	$ 33,385	$ 21,042	$ 99,605	$ 61,683